Restructuring Related Activities 2010 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended	12 Months Ended	18 Months Ended	23 Months Ended	35 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			35 Months Ended	12 Months Ended						48 Months Ended	12 Months Ended	35 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			35 Months Ended	12 Months Ended									48 Months Ended	12 Months Ended	35 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2011 Termination Benefits [Member]	Dec. 31, 2010 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Accelerated depreciation [Member]	Dec. 31, 2011 Accelerated depreciation [Member]	Dec. 31, 2010 Accelerated depreciation [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2011 Transfer costs [Member]	Dec. 31, 2010 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2011 Impairment of an asset in value [Member]	Dec. 31, 2010 Impairment of an asset in value [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2010 Impairment of an asset in value [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Plan [Member] Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Plan [Member] Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Plan [Member] Impairment of an asset in value [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Minimum [Member] 2010 Restructuring Plan [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		$ 355				$ 152				$ 225				$ 90													$ 105				$ 51										$ 25		$ 11
Restructuring and Related Cost, Cost Incurred to Date		476				160
Impact of restructuring costs on the accompanying financial statements
Restructuring plan estimated future cash outflow																																																145
Cash payments associated with restructuring initiatives	149	375	4	128	144	145	88			181	4			89				8			73			53			121				56
Restructuring and Related Cost, Incurred Cost							79	55	70		1	24	66		2	9	7	8	27	41				57	38	40		2	24	33		160	129	169	3	49	110	14	0	11		11
Expected total costs associated with the plan			$ 160																																									$ 90	$ 51	$ 11	$ 8